SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Change in Non-cash Working Capital Items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Inventories	$ (90,063,714)	$ (61,739,634)
Accounts receivable	(13,351,335)	(24,369,277)
Prepaid expenses	3,818,496	(940,816)
Trade and other payables	24,056,908	27,926,974
Deferred revenue and other deferred liabilities	17,564,993	155,253
Net change in non-cash working capital items	(57,974,652)	(58,967,500)
Payables, acquisition of intangible assets	634,331	4,757,926	$ 554,310
Payables, acquisition of property, plant and equipment	$ 11,750,398	$ 16,229,912	$ 8,797,575